Fair Value Measurements	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Measurements
Fair Value Measurements

NOTE 10 — FAIR VALUE MEASUREMENTS

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheet and adjusted for the amortization or accretion of premiums or discounts.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Asset	Level	Fair Value
December 31, 2020	U.S. Treasury Securities Money Market Fund	1	232,301,973

The Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting period. Changes in the fair value of the Warrants are recorded in the statement of operations each period.

The following table presents our fair value hierarchy for liabilities measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$18,975,000	$—	$—	$18,975,000
Private Placement Warrants	—	—	14,685,000	14,685,000
Total warrant liabilities	$18,975,000	$—	$14,685,000	$33,660,000

The Private Placement Warrants were valued using a Black Scholes Model, which is considered to be a Level 3 fair value measurement.

		As of December 31,
	At issuance	2020
Exercise price	$11.50	$11.50
IPO price	$10.00	$10.00
Implied share price range (or underlying asset price at December 31, 2020)	$9.35 - $9.66	$10.12
Volatility	14% - 23%	21%
Term	5.75	5.70
Risk-free rate	0.46%	0.46%
Dividend yield	0.0%	0.0%

The following table presents the changes in the fair value of warrant liabilities:

	Private		Warrant
	Placement	Public	Liabilities
Initial measurement on November 27, 2020	$9,879,000	$12,650,000	$22,529,000
Change in valuation inputs or other assumptions(1)	4,806,000	6,325,000	11,131,000
Fair value as of December 31, 2020	$14,685,000	$18,975,000	$33,660,000
(1)	Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $6,325,000 during the period from November 27, 2020 through December 31, 2020.
●	The non-cash loss on revaluation of the Private Placement Warrants is included in recognized loss on change in fair value of warrant liabilities on the statement of operations.

Note 10 - Fair Value Measurements

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 ”Investments - Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheet and adjusted for the amortization or accretion of premiums or discounts.

The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in brokerage account	$232,313,494	$—	$—	$232,313,494
Liabilities:
Public Warrants	$8,280,000	$—	$—	$8,280,000
Private Placement Warrants	—	—	21,894,000	21,894,000
Total liabilities	$8,280,000	$—	$21,894,000	$30,174,000

The Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting period. Changes in the fair value of the Warrants are recorded in the statement of operations each period.

The following table presents a summary of the changes in the fair value of the Private Placement Warrants, a Level 3 liability, measured on a recurring basis.

Private
Warrant
Liability
Balance at, January 1, 2021	$14,685,000
Recognized gain (loss) on change in fair value	(3,738,000)
Fair value, March 31, 2021	10,947,000
Recognized gain (loss) on change in fair value	1,869,000
Fair value, June 30, 2021	12,816,000
Recognized gain on change in fair value	9,078,000
Fair value, September 30, 2021	$21,894,000

The Private Placement Warrants were valued using a Least Squares Monte Carlo Model, which is considered to be a Level 3 fair value measurement. As the path-dependent nature of the redemption provisions does not apply to the Private Placement warrants, the Company estimated the fair value using a Least Square Monte Carlo Model framework with significant assumptions including the price of the Company’s ordinary shares, risk-free rate, volatility, and term to the Company’s initial business combination. There were no transfers out of Level 3 during the three and nine months ended September 30, 2021.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of	As of
	December 31, 2020	September 30, 2021
Exercise price	$11.50	$11.50
IPO price	$10.00	$10.00
Implied share price range (or underlying asset price at December 31, 2020)	$10.12	$8.69
Volatility	21%	80%
Term	5.7	5.07
Risk-free rate	0.46%	0.99%
Dividend yield	0%	0%